UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Item 1. Reports to Stockholders.

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 28, 2018 (Unaudited)

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 28, 2018 (Unaudited)

TABLE OF CONTENTS
Page
Expense Example	1
Consolidated Financial Statements
Consolidated Schedule of Investments	2 - 19
Consolidated Statement of Assets and Liabilities	20 - 21
Consolidated Statement of Operations	22
Consolidated Statement of Changes in Net Assets	23
Consolidated Financial Highlights	24 - 25
Notes to Consolidated Financial Statements	26 - 43
Other Information

Infinity Q Diversified Alpha Fund
Expense Example
For the Period Ended February 28, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, dividend expense, and interest expense; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2017 to February 28, 2018 (the “Period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the Period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD
Infinity Q Diversified Alpha Fund – Investor Class
Actual Fund Return (1)	$1,000.00	$1,096.20	2.57%	$13.38
Hypothetical 5% Return *	$1,000.00	$1,024.26	2.57%	$12.92

Infinity Q Diversified Alpha Fund – Institutional Class
Actual Fund Return (1)	$1,000.00	$1,099.80	2.33%	$12.12
Hypothetical 5% Return *	$1,000.00	$1,026.73	2.33%	$11.69

(1)
Expenses are equal to each class’s annualized expense ratio of 2.57% for Investor Class and 2.33% for Institutional Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Period).

*   Hypothetical expenses are equal to each class's annualized expense ratio as indicated, multiplied by the average account value over the period commencing September 1, 2017, multiplied by 181/365 to reflect information had each class been in operation for the entire period.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
February 28, 2018 (Unaudited)

COMMON STOCKS (3.3%)	Shares			Value

Health Care Technology
NantHealth, Inc. (a)	81,870			$247,247
UroGen Pharma Ltd. (a)	118,013			6,214,565
Total Health Care Technology				6,461,812

TOTAL COMMON STOCKS (Cost $2,680,349)				$6,461,812

SHORT-TERM INVESTMENTS (52.0%)
Fidelity Investments Money Market Funds - Gvmt. Portfolio - Class I, 1.26% (d)	86,245,886			86,245,886
STIT Liquid Assets Portfolio - Institutional Class, 1.30% (d) (e)	15,621,022			15,621,022
TOTAL SHORT-TERM INVESTMENT (Cost $101,866,908)				$101,866,908

TOTAL INVESTMENTS (60.1%) (Cost $114,992,918)				$117,788,874

OTHER ASSETS IN EXCESS OF LIABILITIES (39.9%)				78,244,554
TOTAL NET ASSETS (100.0%)				$196,033,428

OPTIONS PURCHASED (4.8%) (a)
	Contracts		Notional ($)
Call Options Purchased (1.6%)
SPX Volatility Index, Expires March 21, 2018 at $20.00	12,000		23,820,000	2,370,000
SPX Volatility Index, Expires March 21, 2018 at $30.00	12,000		23,820,000	750,000
Total Call Options Purchased (Premiums paid $2,904,907)				3,120,000

Put Options Purchased (0.7%)
S&P 500 Index, Expires February 28, 2018 at $2,670.00	1,200		325,659,600	3,000
S&P 500 Index, Expires February 28, 2018 at $2,710.00	1,400		379,936,200	17,500
S&P 500 Index, Expires March 2, 2018 at $2,475.00	1,200		325,659,600	18,000
S&P 500 Index, Expires March 2, 2018 at $2,625.00	1,200		325,659,600	147,000
S&P 500 Index, Expires March 2, 2018 at $2,700.00	1,000		271,383,000	1,020,000
SPX Volatility Index, Expires April 18, 2018 at $13.50	3,000		5,955,000	135,000
United States Natural Gas Fund LP, Expires March 16, 2018 at $21.00	8,000		17,808,000	72,000
Total Put Options Purchased (Premiums paid $3,055,443)				1,412,500
			Notional /
		Counterparty	Vega Notional
Over the Counter Options Purchased (1.9%)
Dispersion Basket, 15% Volatility Strike, Expires June 15, 2018 (b) ^	-	MS	35,000,000 EUR	39,241
Dispersion Basket, 20% Volatility Strike, Expires June 15, 2018 (b) ^	-	CITI	20,000,000 USD	1,562,860
Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019 (b) ^	-	MS	80,000,000 USD	1,248,080
S&P 500 Index Knock-Out Put, Expires November 16, 2018 at $2,600.00 (c)	400	BAML	108,553,200 USD	915,984
Total Over the Counter Options Purchased (Premiums paid $3,288,536)				3,766,165

Currency Options (0.6%)
JPY Call / KRW Put, Expires March 22, 2018 at 10.00 KRW	-	MS	4,000,000,000 JPY	718,122
TRY Call / EUR Put, Expires December 21, 2018 at 4.50 TRY	-	MS	45,000,000 EUR	211,311
USD Call / EUR Put, Expires March 16, 2018 at 1.20 USD	-	CITI	80,000,000 EUR	195,201
USD Call / TWD Put, Expires March 9, 2018 at 29.50 TWD	-	CITI	45,000,000 USD	36,855
Total Currency Options (Premiums paid $1,196,775)				1,161,489

TOTAL OPTIONS PURCHASED (Premiums paid $10,445,661)				$9,460,154

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, MS - Morgan Stanley

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a) Non-income producing security.

(b) Terms and underlying basket components are listed on the following page.

(c)  Option includes a knock-out barrier at the S&P 500 Index price of $2,100. The option can no longer be exercised if the S&P 500 Index trades at or below this level during market hours on or before expiration.

(d) Rate quoted is seven-day yield at period end. See Note 8.

(e) Position held in the Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

The following tables provide information on the underlying components of each option on dispersion basket. Underlying components are equally weighted. The payout will equal the notional amount multiplied by the average absolute difference between the return of each underlying security and the return of the basket in excess of the strike. If the average difference is less than the strike, the option will expire worthless.

Morgan Stanley Dispersion Basket, 15% Volatility Strike, Expires June 15, 2018
Purchased July 5, 2017 Notional: 35,000,000 EUR
Initial Price Level
Security	at July 5, 2017

Barclays plc	204.20
Credit Suisse Group AG-REG	14.46
HSBC Holdings plc	727.00
ING Groep NV	15.43
Intesa Sanpaolo	2.84
Lloyds Banking Group plc	65.69
Muenchener Rueckver AG-REG	180.25
Standard Chartered plc	789.70
Swiss Life Holding AG-REG	335.30
Unicredit SPA	17.00

Citigroup Dispersion Basket, 20% Volatility Strike, Expires June 15, 2018
Purchased June 21, 2017 Notional $20,000,000
Initial Price Level
Security	at June 21, 2017

Amazon.com, Inc.	1,002.23
Amgen, Inc.	171.35
Apple Inc.	145.87
Bank of America Corp	23.13
BlackRock, Inc.	420.74
Boeing Co.	199.17
ConocoPhillips	44.95
Gap Inc.	21.90
Gilead Sciences, Inc.	67.50
Halliburton Company	42.23
McDonald's Corp	153.73
Merck & Co., Inc.	65.46
Netflix, Inc.	155.03
NVIDIA Corp	159.47
salesforce.com, Inc.	87.56

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

Morgan Stanley Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019
Purchased January 9, 2018 Notional: $80,000,000
Initial Price Level
Security	at January 10, 2018

Alphabet, Inc. - Class A	1,110.14
Analog Devices, Inc.	90.11
Apple, Inc.	174.29
Aptiv plc	90.46
Bayerische Motoren Werke AG	89.40
BP plc	530.50
Continental AG	242.40
Daimler AG-REG	74.15
Ford Motor Co.	13.03
General Motors Co.	43.00
Hitachi Ltd.	917.50
Honda Motor Corp	4,102.00
Infineon Technologies AG	24.57
Michelin	128.85
Nidec Corp	16,865.00
Progressive Corp	55.68
Renault SA	88.09
Royal Dutch Shell plc - Class A	2,557.00
SKF AB - Class B	187.50
Tesla, Inc.	334.80
The Allstate Corp	100.43
The Goodyear Tire & Rubber Co.	33.47
Toyota Motor Corp	7,706.00
Umicore S.A.	43.615
Valeo S.A.	65.68
Volkswagen AG-PREF	178.20

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

SECURITIES SOLD SHORT (-0.3%)
	Shares		Value
EXCHANGE TRADED FUNDS (-0.3%)
ProShares Ultra VIX Short-Term Futures ETF (a)	(30,500)		$(522,160)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $505,461)			$(522,160)

TOTAL SECURITIES SOLD SHORT (Proceeds $505,461)			$(522,160)

WRITTEN OPTIONS (-3.9%)
	Contracts	Notional ($)
Call Options Written (-1.9%)
SPX Volatility Index, Expires March 21, 2018 at $25.00	(24,000)	(47,640,000)	(2,580,000)
SPX Volatility Index, Expires April 18, 2018 at $25.00	(8,000)	(15,880,000)	(1,040,000)
Total Call Options Written (Premiums received $4,254,790)			(3,620,000)

Put Options Written (-1.7%)
S&P 500 Index, Expires February 28, 2018 at $2,620.00	(1,200)	(325,659,600)	(3,000)
S&P 500 Index, Expires March 2, 2018 at $2,550.00	(2,400)	(651,319,200)	(72,000)
S&P 500 Index, Expires November 16, 2018 at $2,450.00	(400)	(108,553,200)	(2,688,596)
SPX Volatility Index, Expires April 18, 2018 at $17.00	(3,000)	(5,955,000)	(637,500)
Total Put Options Written (Premiums received $3,947,951)			(3,401,096)
	Counterparty	Notional
Currency Options Written (-0.3%)
EUR Call / TRY Put, Expires December 21, 2018 at 5.15 TRY	MS	(9,000,000) EUR	(529,852)
USD Call / SAR Put, Expires August 28, 2018 at 4.50 SAR	MS	(50,000,000) USD	-
Total Currency Options Written (Premiums received $1,595,959)			(529,852)

TOTAL WRITTEN OPTIONS (Premiums received $9,798,700)			$(7,550,948)

Counterparty abbreviation: MS - Morgan Stanley

(a) Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

FORWARD CURRENCY CONTRACTS (0.5%) (a)

Settlement Date	Currency Delivered		Delivered Currency Value ($) February 28, 2018	Currency Received		Received Currency Value ($) February 28, 2018	Unrealized Appreciation /(Depreciation)
3/20/2018	187,540,000	SAR	$50,008,866	49,994,002	USD	$49,994,002	$(14,864)
5/24/2018	10,000,000	EUR	12,280,524	170,295,000	ZAR	14,260,015	1,979,491
5/24/2018	157,775,000	ZAR	13,211,626	10,000,000	EUR	12,280,524	(931,102)

TOTAL FORWARD CURRENCY CONTRACTS							$1,033,525

CREDIT DEFAULT SWAP CONTRACTS

			Rate Paid /					Up Front
	Buy / Sell	Reference	(Received)	Payment	Termination		Fair	Premium Paid /	Unrealized
Counterparty	Protection	Entity (b)	by the Fund	Frequency	Date	Notional	Value	(Received)	Gain / (Loss)
BAML	Buy	CDX EM 25	1.00%	Quarterly	6/20/2021	$ 19,000,000	$(151,643)	$950,951	$(1,102,594)
MS	Buy	S KOREA	1.00%	Quarterly	9/20/2020	10,000,000	(184,584)	(99,780)	(84,804)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS							$(336,227)	$851,171	$(1,187,398)

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, MS - Morgan Stanley

(a) Morgan Stanley was the counterparty of all forward currency contracts held at February 28, 2018.

(b) The following is a description of each reference entity:

CDX EM 25 − CDX Emerging Markets S25 1.00% June 20, 2021 S KOREA − Republic of Korea 7.125% April 16, 2019

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

TOTAL RETURN SWAP CONTRACTS
		Rate Paid	Payment	Termination			Unrealized
Counterparty	Reference Entity (a)	by the Fund	Frequency	Date	Notional		Gain / (Loss)
BAML	MLBX4SX6 (b)	2.00%	Monthly	3/13/2019	19,585,032	USD	$-
BAML	MLBX4SX6 (b)	2.20%	Monthly	3/29/2018	3,091,902	USD	-
BAML	MLBX4SX6 (b)	1.40%	Monthly	5/14/2018	29,609,809	USD	-
BAML	MLBX5HC1 (b)	-	Monthly	2/22/2019	48,497,892	USD	-
BAML	MLCVDB1X (b)	-	Monthly	10/29/2018	18,379,271	USD	-
BAML	MLCVDC1X (b)	-	Monthly	10/29/2018	14,646,769	USD	-
BAML	MLCVDN1X (b)	-	Monthly	10/29/2018	8,894,965	USD	-
BAML	MLEIS2TY	0.45%	Monthly	4/30/2018	14,399,008	USD	(6,321)
BAML	MLEISVGL	1.10%	Monthly	5/18/2018	19,576,437	USD	167,840
BAML	MLEISVHY	0.60%	Monthly	5/18/2018	3,968,165	USD	(15,996)
BAML	MLEISVWM	1.40%	Monthly	10/19/2018	9,408,801	USD	(61,749)
BAML	MLEISVXY	0.50%	Monthly	11/16/2018	13,929,291	USD	35,534
MS	MSUSHLTH	0.80% + 3 Mo. LIBOR (2.82%)	Monthly	1/8/2019	6,125,200	USD	(255,862)
SG	SGBVWEPH	0.38%	Quarterly	5/11/2018	35,000,000	EUR	454,000
SG	SGI US Gravity Index	0.50%	Monthly	11/19/2018	25,000,000	USD	273,211
SG	SGI Wildcat Top MLP Index	0.40% + 3 Mo. LIBOR (2.42%)	Quarterly	12/2/2018	16,175,000	USD	(191,525)
SG	Wildcat Ludician 2 USD ER Index	0.50%	Monthly	5/5/2018	10,850,000	USD	1,236,129

TOTAL OF TOTAL RETURN SWAP CONTRACTS							$1,635,261

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, MS - Morgan Stanley, SG - Societe Generale

(a) The tables on the following pages provide information on the underlying components of each total return swap contract.

(b) Position held in Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

MLBX4SX6, MLBX5HC1, MLCVDB1X, MLCVDC1X, MLCVDN1X  - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

Swap Reference Entity:	MLBX4SX6			Swap Reference Entity:	MLBX5HC1
			% of Total				% of Total
Underlying Instrument	Quantity	Value	Basket Value ^	Underlying Instrument	Quantity	Value	Basket Value ^
Natural Gas Futures Sep 2018	283	$ 7,827,296	4.9%	Natural Gas Futures Jul 2018	(804)	$ (22,360,643)	5.4%
Natural Gas Futures May 2018	(272)	(7,337,699)	4.6%	Natural Gas Futures Sep 2018	805	22,301,442	5.3%
Brent Crude Futures May 2018	(106)	(6,844,055)	4.3%	WTI Crude Futures Jul 2018	(313)	(18,965,341)	4.6%
WTI Crude Futures Jun 2018	112	6,840,754	4.3%	Brent Crude Futures May 2018	(293)	(18,949,042)	4.5%
Brent Crude Futures Jul 2018	106	6,826,523	4.3%	WTI Crude Futures Sep 2018	318	18,948,628	4.5%
WTI Crude Futures May 2018	(111)	(6,819,921)	4.3%	Brent Crude Futures Sep 2018	299	18,946,983	4.5%
LME Copper Futures Jun 2018	37	6,491,159	4.1%	Copper Futures Sep 2018	208	16,460,907	4.0%
LME Copper Futures May 2018	(37)	(6,487,207)	4.0%	Copper Futures Jul 2018	(209)	(16,442,513)	3.9%
Corn Futures May 2018	(325)	(6,210,188)	3.9%	Corn Futures Jul 2018	(780)	(15,187,364)	3.6%
Corn Futures Jul 2018	312	6,079,436	3.8%	Corn Futures Sep 2018	767	15,140,525	3.6%
Soybean Futures May 2018	(114)	(6,031,964)	3.8%	Soybean Futures Jul 2018	(281)	(14,940,380)	3.6%
Soybean Futures Jul 2018	112	5,970,755	3.7%	Soybean Futures Nov 2018	286	14,756,544	3.6%
Live Cattle Futures Aug 2018	92	4,170,153	2.6%	LME Pri Alum Futures Jul 2018	(198)	(10,579,040)	2.5%
Live Cattle Futures Apr 2018	(84)	(4,149,036)	2.6%	LME Pri Alum Futures Sep 2018	197	10,566,761	2.5%
LME Pri Alum Futures May 2018	(76)	(4,063,054)	2.5%	Live Cattle Futures Aug 2018	233	10,523,359	2.5%
LME Pri Alum Futures Jun 2018	76	4,060,100	2.5%	Live Cattle Futures Apr 2018	(212)	(10,465,077)	2.5%
Gasoline RBOB Futures May 2018	(46)	(3,745,504)	2.3%	Gasoline RBOB Futures Sep 2018	121	9,509,203	2.3%
Wheat Futures (CBT) May 2018	(141)	(3,486,085)	2.2%	Gasoline RBOB Futures Jul 2018	(118)	(9,498,869)	2.3%
Soybean Meal Futures May 2018	(88)	(3,464,706)	2.2%	NY Harbor ULSD Futures Sep 2018	114	9,083,582	2.2%
Gasoline RBOB Futures Jun 2018	42	3,430,806	2.1%	NY Harbor ULSD Futures Jul 2018	(114)	(9,079,580)	2.2%
Soybean Meal Futures Jul 2018	86	3,389,312	2.1%	Wheat Futures (CBT) Jul 2018	(335)	(8,492,245)	2.0%
Wheat Futures (CBT) Dec 2018	125	3,376,503	2.1%	Wheat Futures (CBT) Sep 2018	324	8,453,247	2.0%
NY Harbor ULSD Futures Jun 2018	40	3,224,590	2.0%	Soybean Meal Futures Jul 2018	(207)	(8,115,602)	1.9%
NY Harbor ULSD Futures May 2018	(40)	(3,181,049)	2.0%	Soybean Meal Futures Dec 2018	215	7,926,152	1.9%
LME Zinc Futures Jun 2018	34	2,971,713	1.9%	LME Zinc Futures Jul 2018	(88)	(7,571,764)	1.8%
Sugar #11 Futures (World) Oct 2018	192	2,966,162	1.9%	LME Zinc Futures Sep 2018	88	7,571,737	1.8%
LME Zinc Futures May 2018	(34)	(2,961,100)	1.9%	Sugar #11 Futures (World) Jul 2018	(499)	(7,546,513)	1.8%
Sugar #11 Futures (World) May 2018	(196)	(2,932,642)	1.8%	Sugar #11 Futures (World) Oct 2018	486	7,521,340	1.8%
LME Nickel Futures Jun 2018	34	2,833,558	1.8%	LME Nickel Futures Jul 2018	(86)	(7,108,506)	1.7%
LME Nickel Futures May 2018	(34)	(2,830,671)	1.8%	LME Nickel Futures Sep 2018	86	7,107,707	1.7%
Soybean Oil Futures May 2018	(126)	(2,442,180)	1.5%	Soybean Oil Futures Jul 2018	(331)	(6,438,258)	1.5%
Soybean Oil Futures Aug 2018	125	2,438,664	1.5%	Soybean Oil Futures Dec 2018	326	6,427,465	1.5%
Coffee 'C' Futures May 2018	(50)	(2,303,158)	1.4%	Coffee 'C' Futures Jul 2018	(123)	(5,711,293)	1.4%
Coffee 'C' Futures Sep 2018	49	2,298,381	1.4%	Coffee 'C' Futures Sep 2018	121	5,703,944	1.4%
Lean Hogs Futures Aug 2018	60	1,963,462	1.2%	Lean Hogs Futures Aug 2018	155	5,110,969	1.2%
Lean Hogs Futures Apr 2018	(68)	(1,818,725)	1.1%	Lean Hogs Futures Apr 2018	(180)	(4,840,244)	1.2%
KC HRW Wheat Futures May 2018	(56)	(1,449,927)	0.9%	Cotton No.2 Futures Jul 2018	(86)	(3,596,881)	0.9%
Cotton No.2 Futures May 2018	(35)	(1,438,545)	0.9%	KC HRW Wheat Futures Jul 2018	(130)	(3,515,752)	0.8%
Cotton No.2 Futures Jul 2018	34	1,415,159	0.9%	KC HRW Wheat Futures Sep 2018	126	3,494,556	0.8%
KC HRW Wheat Futures Dec 2018	49	1,403,853	0.9%	Cotton No.2 Futures Dec 2018	89	3,447,988	0.8%
		$ (19,077)	100.0%	Lean Hogs Futures Jun 2018	(1)	(37,688)	0.0%
				Live Cattle Futures Jun 2018	1	29,697	0.0%
				Brent Crude Futures Jul 2018	0 *	8,801	0.0%
^ Presented as percentage of absolute value.				Lean Hogs Futures Jul 2018	(0) *	(3,864)	0.0%
						$ (404,922)	100.0%
* Amount held in basket is less than one contract.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

Swap Reference Entity:	MLCVDB1X
				% of Total
Underlying Instrument	Strike	Quantity	Value	Basket Value ^
Brent Crude Futures May 2018		96	$ 6,225,633	57.4%
Brent Crude Futures June 2018		(13)	(842,376)	7.7%
Brent Crude Futures July 2018		(8)	(484,107)	4.4%
June 2018 Puts on Brent Crude Futures	68	(61)	(277,069)	2.6%
May 2018 Calls on Brent Crude Futures	62	(81)	(271,759)	2.5%
July 2018 Puts on Brent Crude Futures	68	(49)	(256,392)	2.4%
July 2018 Puts on Brent Crude Futures	69	(32)	(191,186)	1.8%
May 2018 Calls on Brent Crude Futures	63	(61)	(160,805)	1.5%
Brent Crude Futures Aug 2018		2	119,134	1.1%
August 2018 Puts on Brent Crude Futures	66	(25)	(116,617)	1.1%
July 2018 Calls on Brent Crude Futures	62	(28)	(115,238)	1.1%
June 2018 Puts on Brent Crude Futures	67	(26)	(97,268)	0.9%
June 2018 Puts on Brent Crude Futures	69	(17)	(90,842)	0.8%
August 2018 Puts on Brent Crude Futures	64	(25)	(89,047)	0.8%
August 2018 Calls on Brent Crude Futures	64	(25)	(83,650)	0.8%
June 2018 Puts on Brent Crude Futures	66	(26)	(80,537)	0.7%
July 2018 Calls on Brent Crude Futures	64	(27)	(80,225)	0.7%
May 2018 Calls on Brent Crude Futures	61	(19)	(78,688)	0.7%
July 2018 Puts on Brent Crude Futures	64	(27)	(76,702)	0.7%
July 2018 Calls on Brent Crude Futures	68	(49)	(66,672)	0.6%
July 2018 Calls on Brent Crude Futures	63	(19)	(65,238)	0.6%
June 2018 Puts on Brent Crude Futures	65	(25)	(65,027)	0.6%
June 2018 Calls on Brent Crude Futures	62	(17)	(64,211)	0.6%
August 2018 Calls on Brent Crude Futures	66	(25)	(61,884)	0.6%
June 2018 Calls on Brent Crude Futures	68	(61)	(60,072)	0.5%
July 2018 Puts on Brent Crude Futures	62	(28)	(55,661)	0.5%
May 2018 Puts on Brent Crude Futures	63	(61)	(55,028)	0.5%
June 2018 Calls on Brent Crude Futures	63	(17)	(53,136)	0.5%
June 2018 Calls on Brent Crude Futures	65	(25)	(51,417)	0.5%
May 2018 Puts on Brent Crude Futures	62	(81)	(50,955)	0.5%
July 2018 Puts on Brent Crude Futures	63	(19)	(44,235)	0.4%
June 2018 Calls on Brent Crude Futures	64	(17)	(43,105)	0.4%
June 2018 Calls on Brent Crude Futures	66	(26)	(41,164)	0.4%
July 2018 Puts on Brent Crude Futures	67	(9)	(38,957)	0.4%
July 2018 Calls on Brent Crude Futures	69	(32)	(35,488)	0.3%
June 2018 Puts on Brent Crude Futures	64	(17)	(35,329)	0.3%
August 2018 Puts on Brent Crude Futures	65	(8)	(34,091)	0.3%
July 2018 Puts on Brent Crude Futures	66	(9)	(34,025)	0.3%
June 2018 Calls on Brent Crude Futures	67	(26)	(32,252)	0.3%
June 2018 Puts on Brent Crude Futures	63	(17)	(28,430)	0.3%
August 2018 Calls on Brent Crude Futures	65	(8)	(24,069)	0.2%
June 2018 Puts on Brent Crude Futures	62	(17)	(22,533)	0.2%
July 2018 Calls on Brent Crude Futures	66	(9)	(17,752)	0.2%
July 2018 Calls on Brent Crude Futures	67	(9)	(14,330)	0.1%
June 2018 Calls on Brent Crude Futures	69	(17)	(13,026)	0.1%
May 2018 Puts on Brent Crude Futures	61	(19)	(8,303)	0.1%
			$ 1,835,869	100.0%
^ Presented as percentage of absolute value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

Swap Reference Entity:	MLCVDC1X
				% of Total
Underlying Instrument	Strike	Quantity	Value	Basket Value ^
Corn Futures May 2018		906	$ 17,307,462	89.1%
May 2018 Calls on Corn Futures	360	(822)	(940,116)	4.8%
Corn Futures July 2018		28	535,673	2.8%
May 2018 Calls on Corn Futures	370	(364)	(268,517)	1.4%
July 2018 Calls on Corn Futures	380	(102)	(101,182)	0.5%
July 2018 Puts on Corn Futures	380	(102)	(52,831)	0.3%
May 2018 Puts on Corn Futures	370	(364)	(50,063)	0.2%
May 2018 Puts on Corn Futures	360	(822)	(36,158)	0.2%
May 2018 Calls on Corn Futures	350	(22)	(35,293)	0.2%
July 2018 Puts on Corn Futures	390	(42)	(33,205)	0.2%
July 2018 Calls on Corn Futures	390	(42)	(32,438)	0.2%
May 2018 Calls on Corn Futures	380	(25)	(11,495)	0.1%
May 2018 Puts on Corn Futures	380	(25)	(8,977)	0.0%
May 2018 Puts on Corn Futures	350	(22)	(274)	0.0%
			$ 16,272,586	100.0%

Swap Reference Entity:	MLCVDN1X
				% of Total
Underlying Instrument	Strike	Quantity	Value	Basket Value ^
Natural Gas Futures May 2018		(28)	$ (756,085)	23.8%
Natural Gas Futures June 2018		19	532,880	16.8%
Natural Gas Futures April 2018		(9)	(246,767)	7.8%
May 2018 Puts on Natural Gas Futures	2.9	(90)	(215,166)	6.8%
April 2018 Puts on Natural Gas Futures	2.8	(134)	(214,617)	6.8%
June 2018 Calls on Natural Gas Futures	2.7	(112)	(168,096)	5.3%
May 2018 Puts on Natural Gas Futures	2.7	(124)	(136,784)	4.3%
June 2018 Puts on Natural Gas Futures	2.7	(112)	(134,477)	4.3%
May 2018 Calls on Natural Gas Futures	2.7	(124)	(124,349)	3.9%
May 2018 Puts on Natural Gas Futures	2.8	(62)	(105,916)	3.4%
April 2018 Puts on Natural Gas Futures	2.7	(117)	(105,643)	3.3%
April 2018 Calls on Natural Gas Futures	2.6	(66)	(72,911)	2.3%
April 2018 Calls on Natural Gas Futures	2.7	(117)	(70,429)	2.2%
April 2018 Calls on Natural Gas Futures	2.5	(33)	(60,152)	1.9%
May 2018 Calls on Natural Gas Futures	2.6	(36)	(58,164)	1.8%
April 2018 Calls on Natural Gas Futures	2.8	(134)	(40,241)	1.3%
May 2018 Calls on Natural Gas Futures	2.8	(62)	(37,382)	1.2%
May 2018 Calls on Natural Gas Futures	2.9	(90)	(35,861)	1.1%
April 2018 Puts on Natural Gas Futures	2.6	(66)	(26,513)	0.8%
May 2018 Puts on Natural Gas Futures	2.6	(36)	(21,811)	0.7%
April 2018 Puts on Natural Gas Futures	2.5	(33)	(6,684)	0.2%
			$ (2,105,168)	100.0%
^ Presented as percentage of absolute value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

Swap Reference Entity:	MLEIS2TY

MLEIS2TY - Merrill Lynch Short Synthetic Variance Index - TY Series 2 trades 10-year US Treasury Note Futures variance.

				% of Total
Underlying Instrument	Strike	Quantity	Value	Basket Value ^
April 2018 Calls on US 10 Year Note Futures	120.5	(267)	(96,041)	16.9%
April 2018 Puts on US 10 Year Note Futures	119.5	(271)	(89,517)	15.8%
April 2018 Calls on US 10 Year Note Futures	120.0	(135)	(78,012)	13.8%
April 2018 Puts on US 10 Year Note Futures	120.0	(135)	(71,287)	12.6%
April 2018 Calls on US 10 Year Note Futures	121.0	(265)	(58,208)	10.3%
April 2018 Puts on US 10 Year Note Futures	119.0	(274)	(51,974)	9.2%
April 2018 Calls on US 10 Year Note Futures	121.5	(262)	(34,113)	6.0%
April 2018 Puts on US 10 Year Note Futures	118.5	(276)	(24,828)	4.4%
April 2018 Calls on US 10 Year Note Futures	122.0	(260)	(20,821)	3.7%
April 2018 Puts on US 10 Year Note Futures	118.0	(278)	(13,910)	2.4%
April 2018 Calls on US 10 Year Note Futures	122.5	(258)	(12,907)	2.3%
April 2018 Calls on US 10 Year Note Futures	123.0	(256)	(7,681)	1.3%
April 2018 Calls on US 10 Year Note Futures	123.5	(254)	(7,619)	1.3%
			$ (566,918)	100.0%

Swap Reference Entity:	MLEISVHY

MLEISVHY - Merrill Lynch Short Synthetic Variance Index - HY trades iShares iBoxx High Yield Corporate Bond ETF variance.

				% of Total
Underlying Instrument	Strike	Quantity	Value	Basket Value ^
iShares iBoxx HY Corp Bond ETF		(15,103)	$ (1,301,554)	95.7%
March 2018 Calls on iShares HY Corp. Bond ETF	85	(468)	(14,518)	1.1%
March 2018 Calls on iShares HY Corp. Bond ETF	86	(229)	(13,955)	1.0%
March 2018 Puts on iShares HY Corp. Bond ETF	86	(229)	(9,837)	0.7%
March 2018 Puts on iShares HY Corp. Bond ETF	84	(480)	(8,632)	0.6%
March 2018 Puts on iShares HY Corp. Bond ETF	83	(491)	(5,403)	0.4%
March 2018 Calls on iShares HY Corp. Bond ETF	82	(503)	(3,522)	0.3%
March 2018 Puts on iShares HY Corp. Bond ETF	87	(447)	(3,129)	0.2%
			$ (1,360,550)	100.0%
^ Presented as percentage of absolute value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

Swap Reference Entity:	MLEISVGL

MLEISVGL - Merrill Lynch Short Synthetic Variance Index - GL trades SPDR Gold Shares variance.

				% of Total
Underlying Instrument	Strike	Quantity	Value	Basket Value ^
SPDR Gold Trust ETF		(163,382)	$ (20,422,758)	97.4%
March 2018 Puts on SPDR Gold Trust ETF	127	(591)	(139,369)	0.7%
March 2018 Puts on SPDR Gold Trust ETF	126	(600)	(98,995)	0.5%
March 2018 Puts on SPDR Gold Trust ETF	128	(291)	(93,011)	0.5%
March 2018 Puts on SPDR Gold Trust ETF	125	(610)	(62,787)	0.3%
March 2018 Puts on SPDR Gold Trust ETF	124	(620)	(37,171)	0.2%
March 2018 Puts on SPDR Gold Trust ETF	123	(630)	(22,664)	0.1%
March 2018 Puts on SPDR Gold Trust ETF	122	(640)	(11,519)	0.1%
March 2018 Calls on SPDR Gold Trust ETF	129	(572)	(10,876)	0.1%
March 2018 Calls on SPDR Gold Trust ETF	128	(291)	(8,138)	0.1%
March 2018 Puts on SPDR Gold Trust ETF	121	(651)	(7,807)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	130	(564)	(7,327)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	131	(555)	(4,995)	0.0%
March 2018 Puts on SPDR Gold Trust ETF	120	(661)	(4,630)	0.0%
March 2018 Puts on SPDR Gold Trust ETF	119	(673)	(3,363)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	132	(547)	(3,280)	0.0%
March 2018 Puts on SPDR Gold Trust ETF	118	(684)	(2,736)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	133	(538)	(2,692)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	134	(530)	(2,122)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	146	(447)	(1,787)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	136	(515)	(1,545)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	140	(486)	(1,458)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	141	(479)	(1,437)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	147	(441)	(1,322)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	149	(429)	(1,287)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	151	(418)	(1,253)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	156	(391)	(1,174)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	135	(523)	(1,045)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	148	(435)	(870)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	152	(412)	(824)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	153	(407)	(814)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	137	(507)	(507)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	138	(500)	(500)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	139	(493)	(493)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	142	(472)	(472)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	143	(466)	(466)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	144	(459)	(459)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	145	(453)	(453)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	150	(423)	(423)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	154	(402)	(402)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	155	(396)	(396)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	157	(386)	(386)	0.0%
March 2018 Calls on SPDR Gold Trust ETF	158	(382)	(382)	0.0%
			$ (20,966,395)	100.0%

^ Presented as percentage of absolute value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

Swap Reference Entity:	MLEISVXY

MLEIVXY - Merrill Lynch Short Synthetic Variance Index - VXY trades Guggenheim CurrencyShares Japanese Yen Trust ETF variance.

				% of Total
Underlying Instrument	Strike	Quantity	Value	Basket Value ^
Guggenheim CurrencyShares Japanese Yen Trust ETF		7,928	$ 713,031	78.6%
March 2018 Puts on CurrencyShares JPY Trust ETF	89	(1,152)	(57,599)	6.4%
March 2018 Calls on CurrencyShares JPY Trust ETF	90	(563)	(36,610)	4.0%
March 2018 Puts on CurrencyShares JPY Trust ETF	90	(563)	(36,610)	4.0%
March 2018 Calls on CurrencyShares JPY Trust ETF	91	(1,102)	(30,853)	3.4%
March 2018 Calls on CurrencyShares JPY Trust ETF	92	(1,078)	(10,781)	1.2%
March 2018 Calls on CurrencyShares JPY Trust ETF	93	(1,055)	(7,385)	0.8%
March 2018 Puts on CurrencyShares JPY Trust ETF	88	(1,178)	(5,892)	0.7%
March 2018 Calls on CurrencyShares JPY Trust ETF	95	(1,011)	(5,055)	0.6%
March 2018 Calls on CurrencyShares JPY Trust ETF	94	(1,033)	(3,098)	0.3%
			$ 519,148	100.0%
Swap Reference Entity:	MLEISVWM

MLEISVWM - Merrill Lynch Short Synthetic Variance Index - VWM trades iShares Russell 2000 ETF variance.

				% of Total
Underlying Instrument	Strike	Quantity	Value	Basket Value ^
iShares Russell 2000 ETF		(37,796)	$ (5,682,624)	93.7%
March 2018 Puts on iShares Russell 2000 ETF	152	(160)	(51,601)	0.9%
March 2018 Puts on iShares Russell 2000 ETF	151	(162)	(43,681)	0.7%
March 2018 Puts on iShares Russell 2000 ETF	150	(165)	(34,225)	0.6%
March 2018 Puts on iShares Russell 2000 ETF	149	(167)	(29,687)	0.5%
March 2018 Puts on iShares Russell 2000 ETF	153	(79)	(29,104)	0.5%
March 2018 Puts on iShares Russell 2000 ETF	148	(169)	(24,170)	0.4%
March 2018 Puts on iShares Russell 2000 ETF	147	(171)	(20,389)	0.4%
March 2018 Puts on iShares Russell 2000 ETF	146	(174)	(17,890)	0.3%
March 2018 Puts on iShares Russell 2000 ETF	145	(176)	(14,967)	0.3%
March 2018 Puts on iShares Russell 2000 ETF	144	(179)	(13,033)	0.2%
March 2018 Calls on iShares Russell 2000 ETF	154	(156)	(12,490)	0.2%
March 2018 Puts on iShares Russell 2000 ETF	143	(181)	(12,130)	0.2%
March 2018 Puts on iShares Russell 2000 ETF	142	(184)	(9,731)	0.2%
March 2018 Puts on iShares Russell 2000 ETF	141	(186)	(8,380)	0.1%
March 2018 Puts on iShares Russell 2000 ETF	140	(189)	(8,312)	0.1%
March 2018 Calls on iShares Russell 2000 ETF	153	(79)	(8,304)	0.1%
March 2018 Calls on iShares Russell 2000 ETF	155	(154)	(7,551)	0.1%
March 2018 Puts on iShares Russell 2000 ETF	139	(192)	(6,898)	0.1%
March 2018 Puts on iShares Russell 2000 ETF	138	(194)	(6,026)	0.1%
March 2018 Puts on iShares Russell 2000 ETF	137	(197)	(5,721)	0.1%
March 2018 Calls on iShares Russell 2000 ETF	156	(152)	(5,477)	0.1%
March 2018 Calls on iShares Russell 2000 ETF	157	(150)	(3,605)	0.1%
March 2018 Calls on iShares Russell 2000 ETF	158	(148)	(2,373)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	159	(146)	(1,757)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	160	(145)	(1,012)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	161	(143)	(857)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	162	(141)	(705)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	164	(138)	(688)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	163	(139)	(557)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	167	(133)	(531)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	168	(131)	(525)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	165	(136)	(408)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	166	(134)	(403)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	169	(130)	(130)	0.0%
March 2018 Calls on iShares Russell 2000 ETF	170	(128)	(128)	0.0%
			$ (6,066,070)	100.0%
^ Presented as percentage of absolute value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

Swap Reference Entity:	MSUSHLTH

MSUSHLTH is a basket of long and short equity securities with a healthcare focus.
			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
Avexis Inc.	16,037	$ 1,984,200	14.5%
Clovis Oncology Inc.	23,320	1,354,220	9.9%
AbbVie Inc.	8,821	1,021,717	7.4%
Xencor Inc.	26,798	820,829	6.0%
Grifols SA - ADR	34,520	752,536	5.5%
Laboratory Corp of America Holdings	4,043	698,194	5.1%
Vanda Pharmaceuticals Inc.	34,902	657,901	4.8%
Edwards Lifesciences Corp	4,876	651,713	4.7%
Genomic Health Inc.	20,144	644,602	4.7%
Heron Therapeutics Inc.	30,778	626,332	4.6%
Seattle Genetics Inc.	11,532	622,748	4.5%
GW Pharmaceuticals - ADR	5,459	620,310	4.5%
Incyte Corp	6,887	586,518	4.3%
NxStage Medical Inc.	24,625	573,271	4.2%
Hologic Inc.	14,685	570,203	4.2%
Horizon Pharma plc	31,848	464,347	3.4%
Cerus Corp	87,767	375,644	2.7%
AAC Holdings Inc.	28,723	271,720	2.0%
Bellicum Pharmaceuticals Inc.	30,678	213,214	1.5%
Synergy Pharmaceuticals Inc.	112,446	203,528	1.5%
		$ 13,713,747	100.0%

Swap Reference Entity:	SGI US Gravity Index

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.
			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
S&P 500 Futures Jun 2018	2	$ 1,218,424	100.0%

Swap Reference Entity:	SGI Wildcat Top MLP Index

SGI Wildcat Top MLP Index aims to generate positive performance from dynamically trading listed MLP equities.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
US Dollars	15,998,490	$ 15,998,490	100.0%

Swap Reference Entity:	Wildcat Ludician 2 USD ER Index

Wildcat Ludician 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
CBOE VIX Futures Mar 2018	84	$ 1,569,608	59.3%
CBOE VIX Futures Apr 2018	60	1,078,910	40.7%
		$ 2,648,518	100.0%

^ Presented as percentage of absolute value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

Swap Reference Entity:	SGBVWEPH *

SGBVWEPH Index aims to generate positive performance by trading constituents of the STOXX Europe 600 Price Index on a market neutral basis.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
FTSE 100 Index Futures March 2018	(155)	$ (15,437,843)	7.0%
CAC40 10 Euro Index Futures March 2018	(226)	(14,682,243)	6.7%
Swiss Market Index Futures March 2018	(142)	(13,264,826)	6.0%
DAX Index Futures March 2018	(33)	(12,526,034)	5.7%
OMXS 30 Index Futures March 2018	(409)	(7,770,804)	3.5%
Amsterdam Index Futures March 2018	(58)	(7,545,523)	3.4%
Euro Stoxx 50 Futures March 2018	(167)	(7,030,421)	3.2%
FTSE/MIB Index Futures March 2018	(41)	(5,609,971)	2.6%
IBEX 35 Index Futures March 2018	(28)	(3,333,703)	1.5%
Ems-Chemie Holding AG-Reg	1,422	912,271	0.4%
Swisscom AG-Reg	1,650	894,881	0.4%
Relx plc	42,983	884,584	0.4%
Schindler Holding - Participatory Note	3,704	869,243	0.4%
Elisa Oyj	18,883	814,979	0.4%
Kone Oyj - Class B	15,342	797,789	0.4%
Croda International plc	12,300	783,623	0.4%
Sanofi	9,735	772,970	0.4%
Total SA	13,472	772,626	0.4%
Sgs SA-Reg	300	764,614	0.3%
Deutsche Wohnen SE	18,407	762,973	0.3%
Industrivarden AB - A Shares	30,033	758,038	0.3%
Vonovia SE	16,503	756,493	0.3%
Nestle SA-Reg	9,453	753,589	0.3%
Relx NN	36,381	748,352	0.3%
Hermes International	1,358	732,848	0.3%
BHP Billiton plc	35,203	720,248	0.3%
Roche Holding AG-Genusschein	2,945	684,062	0.3%
CNP Assurances	27,937	682,221	0.3%
Heineken NV	6,521	681,042	0.3%
Smith & Nephew plc	38,532	673,928	0.3%
Kuehne + Nagel Intl AG-Reg	4,079	668,225	0.3%
Swedish Match AB	15,435	659,860	0.3%
Continental AG	2,321	639,537	0.3%
Intertek Group plc	9,334	632,209	0.3%
Akzo Nobel	6,444	627,506	0.3%
Partners Group Holding AG	856	622,967	0.3%
Bureau Veritas SA	23,605	619,874	0.3%
Carlsberg AS - Class B	5,033	619,078	0.3%
Royal Dutch Shell plc - A Shares	19,227	615,248	0.3%
Novartis AG-Reg	7,312	612,943	0.3%
Aalberts Industries NV	11,874	598,321	0.3%
Sonova Holding AG-Reg	3,798	596,883	0.3%
Givaudan-Reg	261	595,611	0.3%
Anglo American plc	24,245	595,221	0.3%
Wolters Kluwer	11,593	589,963	0.3%
Investor AB - B Shares	12,843	582,441	0.3%
Wh Smith plc	20,798	581,511	0.3%
Moneysupermarket.com	160,589	576,514	0.3%
Legrand SA	7,218	568,802	0.3%
Sika AG-BR	69	564,928	0.3%
Other Underlying Index Components *		69,921,105	47.2%
		$ 11,108,754	100.0%

* Largest 50 underlying components by market value at February 28, 2018 are listed.

^ Presented as percentage of absolute value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

CORRELATION SWAP CONTRACTS ^
		Correlation	Effective	Termination	Vega	Unrealized
Counterparty	Underlying Positions (a)	Strike	Date	Date	Notional	Gain / (Loss)
CITI	SX5E & EUR/GBP FX	-32.00%	4/26/2017	12/24/2019	50,000 EUR	$ 277,730
CITI	SX5E & EUR/JPY FX	12.00%	2/2/2017	12/21/2018	25,000 EUR	115,178
CITI	SX5E & EUR/JPY FX	16.00%	2/3/2017	12/21/2018	15,000 EUR	30,802
CITI	SX5E & EUR/USD FX	-24.00%	4/26/2017	12/21/2018	60,000 EUR	662,968
CITI	SX5E & EUR/USD FX	-29.00%	12/2/2016	12/21/2018	100,000 EUR	1,777,399
CITI	SX5E & EUR/USD FX	-24.50%	2/15/2018	12/24/2019	100,000 EUR	496,619
MS	EUR/MXN FX & USD/MXN FX	79.25%	1/12/2018	1/15/2019	(100,000) USD	456,183
MS	EUR/USD FX & EUR/GBP FX	30.00%	2/28/2018	3/4/2019	90,000 EUR	-
MS	SX5E & EUR/GBP FX	-25.00%	1/31/2018	12/18/2020	30,000 EUR	(2,145)
MS	SX5E & EUR/JPY FX	7.00%	1/5/2017	12/20/2019	25,000 EUR	245,539
MS	SX5E & EUR/JPY FX	18.00%	3/16/2017	12/21/2018	30,000 EUR	(88,485)
MS	SX5E & EUR/JPY FX	6.00%	12/19/2016	12/21/2018	40,000 EUR	504,341
MS	SX5E & EUR/JPY FX	10.00%	1/5/2017	12/21/2018	50,000 EUR	601,515
MS	SX5E & EUR/KRW FX	-47.00%	5/25/2017	12/21/2018	40,000 EUR	579,361
MS	SX5E & EUR/USD FX	-24.50%	2/8/2017	12/21/2018	40,000 EUR	605,517
MS	SX5E & EUR/USD FX	-29.00%	10/5/2017	12/20/2019	30,000 EUR	574,347

TOTAL OF CORRELATION SWAP CONTRACTS						$6,836,869

DISPERSION SWAP CONTRACT ^
		Effective	Termination	Vega	Unrealized
Counterparty	Reference Entity (b)	Date	Date	Notional	Gain / (Loss)
MS	FTSE 100 Custom Basket	7/24/2017	6/15/2018	200,000 GBP	$ 84,772

Counterparty abbreviations: CITI - Citigroup, MS - Morgan Stanley

Reference entity abbreviations: FTSE 100 - Financial Times Stock Exchange 100 Index, SX5E - Euro Stoxx 50 Index

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a)  Payment to or from counterparty is based on the realized correlation between each pair of underlying positions listed in each swap's description from effective date until termination date. Payment occurs at termination date.

(b) The table on the following page provides information on the underlying components of the dispersion swap contract. Payment occurs at termination date.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

Morgan Stanley FTSE 100 Custom Basket
Effective date: July 24, 2017 Termination Date: June 15, 2018

Swap has two legs. The first leg's underlying reference is the FTSE 100 Index. The second leg references a basket of underlying securities listed below. Payment to or from Morgan Stanley is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike (GBP)	Vega Notional (GBP)

FTSE 100 Index	15.91%	(250,000)
Associated British Foods plc	24.25	25,000
Aviva plc	23.21	25,000
BAE Systems plc	19.50	25,000
BT Group plc	25.88	25,000
Legal & General Group plc	21.55	25,000
Lloyds Banking Group plc	24.31	25,000
Reckitt Benckiser Group plc	18.31	25,000
Royal Dutch Shell plc - Class A	20.50	25,000
Royal Dutch Shell plc - Class B	20.80	25,000
SSE plc	19.75	25,000

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

VARIANCE SWAP CONTRACTS (a)
		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Correlation Strike	Date	Date	Notional	Gain / (Loss)
BAML	NKY Up Corridor Variance Swap (b) ^	26.60%	2/17/2017	12/11/2020	56,375,000 JPY	$ (223,946)
BAML	SPX Variance Swap	20.90%	2/17/2017	12/18/2020	(500,000) USD	1,183,527
CITI	AUD / USD Volatility Swap	8.45%	1/18/2018	7/19/2018	753,000 AUD	233,257
CITI	EUR / USD Volatility Swap	7.70%	10/19/2017	10/23/2018	(550,000) USD	(208,880)
CITI	SPX Variance Swap	15.50%	2/23/2018	3/16/2018	100,002 USD	390,772
CITI	SPX Variance Swap	16.51%	12/12/2017	1/18/2019	(1,000,000) USD	(2,082,023)
MS	EUR / USD Volatility Swap	7.95%	2/21/2018	2/21/2019	400,000 EUR	(242,469)
MS	FTSE 100 / SPX Outperformance Corridor Variance (c) ^	14.45% and 17.80%	10/31/2017	6/15/2018	400,000 USD	-
MS	FTSE 100 / SPX Outperformance Corridor Variance (c) ^	15.80% and 18.55%	9/7/2017	6/15/2018	400,000 USD	-
MS	FTSE 100 Variance Swap	14.50%	1/22/2018	12/21/2018	270,000 GBP	591,718
MS	SPX Variance Swap	15.80%	1/22/2018	12/21/2018	(400,000) USD	(1,507,234)
MS	SX5E Up Variance Swap (d) ^	18.10%	2/26/2018	12/20/2019	300,000 EUR	127,512
MS	SX5E Variance Swap	18.15%	2/26/2018	12/20/2019	(300,000) EUR	(157,864)
MS	USD / MXN Volatility Swap	12.10%	1/12/2018	4/13/2018	(500,000) USD	877,427
MS	USD / RUB Volatility Swap	10.05%	1/12/2018	4/13/2018	500,000 USD	24,627
SG	FTSE 100 Up Variance Swap (e) ^	14.75%	1/26/2018	12/21/2018	140,000 GBP	280,718
SG	HSI Up Corridor Variance Swap (f) ^	18.85%	7/21/2017	12/20/2019	600,000 USD	1,429,575
SG	HSI Variance Swap	24.30%	2/7/2018	12/30/2019	(3,510,000) HKD	833,414
SG	KOSPI Corridor Variance Swap (g) ^	16.65%	8/17/2017	12/13/2018	340,950,000 KRW	(576,614)
SG	KOSPI Volatility Swap	16.65%	8/17/2017	12/13/2018	(340,950,000) KRW	675,058
SG	SPX Variance Swap	16.05%	1/26/2018	12/21/2018	(200,000) USD	(730,120)
SG	SPX Variance Swap	16.10%	1/26/2018	12/21/2018	(200,000) USD	(718,014)
SG	SX5E Corridor Variance Swap (h) ^	17.30%	6/19/2017	6/15/2018	357,000 EUR	(1,189,981)
SG	SX5E Variance Swap	23.95%	4/7/2017	12/18/2020	(325,000) EUR	1,502,880
UBS	AS51 Variance Swap	15.50%	1/17/2018	12/20/2018	(753,000) AUD	560,958

TOTAL OF VARIANCE SWAP CONTRACTS						$1,074,298

OPTION AGREEMENT ^
		Volatility or	Effective	Termination		Unrealized
Counterparty	Swap Type & Reference Entity	Correlation Strike	Date	Date	Notional	Gain / (Loss)
BAML	SPX Forward Skew (i)	102% and 97%	7/19/2017	7/20/2018	120,000,000 USD	$ 1,286,281

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: AS51 - S&P / ASX 200 Index,  FTSE 100 - Financial Times Stock Exchange 100 Index,  HSI - Hang Seng Index,
KOSPI - KOSPI 200 Index,  NKY - Nikkei 225 Index,  SPX - S&P 500 Index,  SX5E - Euro Stoxx 50 Index

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a) Payment is based on variance or volatility realized during the observation period. Payment is made at termination date.

(b) Payment from counterparty is based on the volatility of the Nikkei 225 Index until the maturity date while the index price remains above 9,615.

(c)  The Fund makes investments in outperformance variance swap contracts. These investments generate gains or losses based on the volatility spread between two indices. The volatility spread is only accrued on days when the long volatility position has outperformed the short volatility position since the initial trade date. The volatility spread strike is discounted on entry to account for this condition.

(d) Change in underlying index is only included if prior day closing level is above 2,077.908.

(e) Change in underlying index is only included if prior day closing level is above 5,358.50.

(f) Change in underlying index is only included if prior day closing level is above 18,694.263.

(g) Change in underlying index is only included if prior day closing level is between 188.40 and 386.06.

(h) Change in underlying index is only included if prior day closing level is between 2,872.00 and 4,308.00.

(i)  Payments to or from the counterparty are based on the volatility of the S&P 500 Index over a series of monthly observation periods from August 18, 2017 to August 17, 2018. Payment from counterparty is received if the S&P 500 Index price increases by more than 2% during each observation period. The Fund pays the counterparty if the S&P 500 Index price decreases by more than 3% during each observation period. Aggregate net premium of $2,064,000 paid to the Fund by the counterparty over the term of the agreement.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 28, 2018 (Unaudited)

* As a percent of total investments.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Assets and Liabilities

February 28, 2018 (Unaudited)

ASSETS

Investments, at value (cost $104,547,257)	$108,328,720
Purchased options, at value (premiums paid $10,445,661)	9,460,154

Cash collateral for derivative instruments	77,069,905
Premiums paid for swap contracts	851,171
Unrealized appreciation on swap contracts and option agreement	19,176,709
Unrealized appreciation on forward currency contracts	1,979,491
Receivables:
Receivable for investments and derivatives sold	3,330,904
Receivable for Fund shares sold	3,200,895
Investment interest receivable	77,187
Prepaid expenses	19,331

Total Assets	223,494,467

LIABILITIES

Securities sold short, at value (proceeds $505,461)	522,160
Written options, at value (premiums received $9,798,700)	7,550,948
Unrealized depreciation on swap contracts and option agreements	9,446,626
Unrealized depreciation on forward currency contracts	945,966
Payables:
Deposits payable to brokers	7,946,951
Payable for investments and derivatives purchased	722,042
Payable for Fund shares redeemed	31,195
Due to Investment Adviser	224,262
Distribution fees - Investor Shares (see Note 4)	3,864
Accrued expenses and other liabilities	67,025

Total Liabilities	27,461,039

NET ASSETS	$196,033,428

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Assets and Liabilities (continued)

February 28, 2018 (Unaudited)

COMPONENTS OF NET ASSETS

Paid in capital	173,129,388
Accumulated net investment loss	(11,498,354)
Accumulated realized loss on investments, purchased options, securities sold short,	18,611,777
swap contracts, forward currency contracts, and written options
Net unrealized appreciation (depreciation) on:
Investments	3,781,463
Purchased options	(985,507)
Securities sold short	(16,699)
Written options	2,247,752
Forward currency contracts	1,033,525
Swap contracts and option agreement	9,730,083

Total Net Assets	$196,033,428

Investor Shares

Net assets applicable to shares outstanding	$18,714,207
Shares outstanding (unlimited shares authorized with $0.01 par value)	1,642,127

Net asset value, offering and redemption price* per share	$11.40

Institutional Shares

Net assets applicable to shares outstanding	$177,319,221
Shares outstanding (unlimited shares authorized with $0.01 par value)	15,468,460

Net asset value, offering and redemption price * per share	$11.46

* Redemption price per share of Investor Shares or Institutional Shares is NAV reduced by 1.00% if shares are held for 60 days or less

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

INVESTMENT INCOME

Interest income	$362,210
Dividend income	125,813

Total Investment Income	488,023

EXPENSES

Management fees	1,435,527
Broker fees (a)	317,445
Administration fees	88,316
Shareholder servicing fees	52,333
Transfer agent fees	40,232
Audit fees	21,223
Distribution fees (see Note 4)	20,152
Registration fees	17,279
Legal fees	16,736
Printing expense	10,750
Custody fees	8,285
Compliance fees	5,834
Trustee fees	5,756
Interest expense	857
Other expenses	7,468

Total Expenses	2,048,193
Less: Expenses waived	(63,105)

Net Expenses	1,985,088

Net Investment Loss	(1,497,065)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on:
Investments	(529,545)
Purchased options	33,287,467
Securities sold short	157,498
Written options	(19,493,134)
Forward currency contracts	(997,210)
Swap contracts	18,920,222
Foreign currency transactions	(1,630,077)
Net realized gain	29,715,221

Change in unrealized appreciation / (depreciation) on:
Investments	3,999,698
Purchased options	2,988,213
Securities sold short	(343,517)
Written options	(1,640,448)
Forward currency contracts	1,915,917
Swap contracts	(18,447,231)
Net change in appreciation	(11,527,368)

Net realized and unrealized gain on investments	18,187,853
Net increase in net assets resulting from operations	$16,690,788

(a)	Includes administrative and stock borrowing fees

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
FROM OPERATIONS

Net investment loss	$(1,497,065)	$(3,031,805)
Net realized gain (loss) on investments, purchased options, securities sold
short, swap contracts, written options, and forward currency contracts	29,715,221	(10,597,056)
Change in unrealized appreciation / depreciation on investments, purchased options, securities sold short, swap contracts, written
options, forward currency contracts, and option agreement	(11,527,368)	25,147,922

Net increase in net assets resulting from operations	16,690,788	11,519,061

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
Investor shares	-	(186,255)
Institutional shares	-	(3,484,321)

Decrease in net assets from distributions	-	(3,670,576)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold:
Investor shares	4,019,635	9,422,270
Institutional shares	30,609,880	45,159,592

Proceeds from shares reinvested:
Investor shares	-	186,255
Institutional shares	-	2,661,277

Cost of shares redeemed: *
Investor shares	(2,552,823)	(3,639,923)
Institutional shares	(15,840,939)	(40,181,878)

Net increase in net assets from capital share transactions	16,235,753	13,607,593

Net increase in net assets	32,926,541	21,456,078

NET ASSETS

Beginning of Period	163,106,887	141,650,809
End of Period	$196,033,428	$163,106,887

Accumulated net investment loss	$(11,498,354)	$(10,001,289)

Investor Shares

Shares sold	374,942	918,565
Shares issued on reinvestment of distributions	-	19,182
Shares redeemed	(242,289)	(360,349)

Net increase in shares outstanding	132,653	577,398

Institutional Shares

Shares sold	2,782,140	4,450,632
Shares issued on reinvestment of distributions	-	273,232
Shares redeemed	(1,463,198)	(3,951,708)

Net increase in shares outstanding	1,318,942	772,156

*	Net of redemption fees.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Financial Highlights

Investor Shares
For a share outstanding throughout each period presented

	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Year Ended August 31, 2016		Period September 30, 2014* to August 31, 2015

Net asset value, beginning of period	$10.37		$9.86		$10.11		$10.00

Income/(loss) from investment operations:

Net investment loss (1)	(0.11)		(0.23)		(0.22)		(0.21)
Net realized and unrealized gain on investments	1.14		0.96		0.16		0.46

Total from investment operations	1.03		0.73		(0.06)		0.25

Less distributions:

From net investment income	-		(0.22)		-		-
From net realized gains	-		-		(0.19)		(0.14)

Total distributions	-		(0.22)		(0.19)		(0.14)

Redemption fee proceeds (1)	0.00	(2)	0.00	(2)	0.00	(2)	-

Net asset value, end of period	$11.40		$10.37		$9.86		$10.11

Total return (3)	9.62%	(4)	7.56%		-0.59%		2.62%	(4)

Net assets, end of period (in thousands)	$18,714		$15,658		$9,189		$185

Ratio of expenses to average net assets:

Before fees waived (6)	2.73%	(5)	2.78%		2.66%		2.76%	(5)
After fees waived (6)	2.57%	(5)	2.61%		2.43%		2.38%	(5)

Ratio of net investment loss to average net assets:

Before fees waived (7)	-2.15%	(5)	-2.38%		-2.49%		-2.71%	(5)
After fees waived (7)	-2.00%	(5)	-2.22%		-2.25%		-2.33%	(5)

Portfolio turnover rate (8)	11%	(4)	65%		62%		195%	(4)

*	Commencement of operations

(1)	Calculated using average shares method

(2)	Amount represents less than $0.01 per share

(3)	Performance reported does not reflect sales charges. Effective December 31, 2015, the class no longer has an initial sales charge.

(4)	Not annualized

(5)	Annualized

(6)
The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015,  August 31, 2016, August 31, 2017 and February 28, 2018, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.63%, 2.43%, 2.37% and 2.36%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 2.25%, 2.20%, 2.20%, and 2.20%, respectively.

(7)
The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015, August 31, 2016, August 31, 2017 and February 28, 2018, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -2.58%, -2.26%, -1.97% and -1.78% respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -2.20%, -2.02%, -1.81% and -1.62%, respectively.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Financial Highlights

Institutional Shares
For a share outstanding throughout each period presented

	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Year Ended August 31, 2016		Period September 30, 2014 * to August 31, 2015

Net asset value, beginning of period	$10.42		$9.90		$10.14		$10.00

Income/(loss) from investment operations:

Net investment loss (1)	(0.09)		(0.20)		(0.20)		(0.19)
Net realized and unrealized gain on investments	1.13		0.96		0.15		0.47

Total from investment operations	1.04		0.76		(0.05)		0.28

Less distributions:

From net investment income	-		(0.24)		-		-
From net realized gains	-		-		(0.19)		(0.14)

Total distributions	-		(0.24)		(0.19)		(0.14)

Redemption fee proceeds (1)	0.00	(2)	0.00	(2)	0.00	(2)	-

Net asset value, end of period	$11.46		$10.42		$9.90		$10.14

Total return	9.98%	(3)	7.88%		-0.48%		2.93%	(3)

Net assets, end of period (in thousands)	$177,319		$147,449		$132,462		$60,328

Ratio of expenses to average net assets:

Before fees waived (5)	2.39%	(4)	2.42%		2.30%		2.49%	(4)
After fees waived (5)	2.33%	(4)	2.34%		2.14%		2.17%	(4)

Ratio of net investment loss to average net assets:

Before fees waived (6)	-1.82%	(4)	-2.02%		-2.13%		-2.45%	(4)
After fees waived (6)	-1.75%	(4)	-1.95%		-1.97%		-2.13%	(4)

Portfolio turnover rate (7)	11%	(3)	65%		62%		195%	(3)

*	Commencement of operations

(1)	Calculated using average shares method

(2)	Amount represents less than $0.01 per share

(3)	Not annualized

(4)	Annualized

(5)
The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015, August 31, 2016, August 31, 2017 and February 28, 2018, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.34%, 2.10%, 2.03% and 2.02%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 2.02%, 1.95%, 1.95% and 1.95%, respectively.

(6)
The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015, August 31, 2016, August 31, 2017 and February 28, 2018, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -2.30%, -1.94%, -1.63%, and -1.44%, respectively.  Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -1.98%,  -1.79%, -1.56% and  -1.37%, respectively.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)

Note 1 – Organization

Infinity Q Diversified Alpha Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Infinity Q Capital Management LLC (the “Adviser”) serves as the investment manager to the Fund.

The Fund seeks to generate positive absolute returns. The Fund’s objective is not fundamental, and may be changed without shareholder approval. The Fund commenced operations on September 30, 2014. The Fund currently offers two share classes, Investor Class and Institutional Class. Each class of shares represents an equal interest in the Fund, except that they have different expenses, which reflects the difference in the range of services provided to them. Income, expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Infinity Q Commodity Fund LLC (the “Subsidiary”). The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At February 28, 2018 the Fund’s investment in the Subsidiary represented approximately 13.9% of the Fund’s net assets.

The results of the operations of the Subsidiary were as follows:

Net investment income	$ 75,829
Net realized gain	2,214,795
Net change in unrealized appreciation (depreciation)	-
Net increase in net assets resulting from Operations	$ 2,290,624

The Consolidated Financial Statements of the Fund include the investment activity and financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also include its Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
At February 28, 2018, the investments held in the Subsidiary were swap contracts, for which the notional amount was $142,705,640, and a money market investment as included in the Consolidated Schedule of Investments. At February 28, 2018, there were no unrealized gains or losses in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on the swap contracts.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in forward starting calls and puts on major equity indices. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. Quotes from a pricing service are used to estimate the implied volatility levels as an input to these models. A 1% change in the implied volatility could change the value by up to 35.88%, which, depending on the direction of the change, could either increase or decrease the position’s value.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and variance swaps as Level 2 positions and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each corridor variance swap trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility level could change the value of corridor variance swaps by up to 285.12%.

The Fund makes dispersion investments using volatility and variance swaps and options on dispersion. With the exception of dispersion trades, single stock volatility and variance swaps rarely trade. As a result, the Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility spread could change the value by up to 106.75%, which, depending on the direction of the change, could either increase or decrease the position’s value.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A 1% change in the implied correlation could change the value by up to 26.17%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of February 28, 2018:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$6,461,812	$-	$-	$6,461,812
Options Purchased	-	6,609,973	2,850,181	9,460,154
Short-Term Investments	101,866,908	-	-	101,866,908
Total Assets	108,328,720	6,609,973	2,850,181	117,788,874

Liabilities
Securities Sold Short	(522,160)	-	-	(522,160)
Total	$107,806,560	$6,609,973	$2,850,181	$117,266,714
	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments *
Written Options	$-	$(7,550,948)	$-	$(7,550,948)
Forward Currency Contracts	-	1,033,525	-	1,033,525
Credit Default Swaps	-	(1,187,398)	-	(1,187,398)
Total Return Swap Contracts	-	1,509,236	-	1,509,236
Correlation Swap Contracts	-	-	6,836,869	6,836,869
Dispersion Swap Contract	-	-	84,772	84,772
Variance Swap Contracts	-	1,227,034	(152,736)	1,074,298
Option Agreement	-	-	1,286,281	1,286,281
Total	$-	$(4,968,551)	$8,055,186	$3,086,635

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts, credit default swap contracts, other swap contracts, and foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Purchased Options	Other Financial Instruments
Balance at August 31, 2017	$565,236	$18,945,355
Purchased	1,480,000	-
Realized Gain (Loss)	(149,850)	11,381,024
Change in unrealized appreciation/depreciation	954,795	(22,271,193)
Balance at February 28, 2018	$2,850,181	$8,055,186

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at the period ended February 28, 2018.

(b) Securities Sold Short

The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

(c) Derivatives

The Fund utilizes derivatives in its investment strategies. The Fund’s primary strategies are as follows: Volatility, Equity Long Short, Relative Value, and Global Macro. The Fund implements these strategies by investing either directly in, or through swaps and options on, a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, master limited partnerships, credit derivatives, convertible securities, futures, forwards, options and swaps.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the period ended February 28, 2018 was related to the use of swap contracts, purchased and written options, an option agreement, and forward foreign currency contracts.

Swap Agreements – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. The Fund also makes investments in other swaps, including variance, dispersion, and correlation swaps. These swaps have strike prices for the underlying volatility or correlation of an index, basket, or foreign exchange rate, and the Fund realizes a gain or loss based on the realized value during the observation period relative to the strike price for the respective swap type.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

The Fund also enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection.  The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund.  The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract.  If a credit event occurs, an auction process is used to determine the “recovery value” of the contract.  The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract.  If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based.  Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses. As of February 28, 2018, the Fund had outstanding credit default swap contracts as listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing transaction is less than the premium received. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable price change in the underlying position. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
The Fund may also purchase put and call options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing transaction is more than the premium paid.

The Fund both purchased and wrote options contracts during the period ended February 28, 2018. The Fund had outstanding purchased and written option contracts as listed on the Consolidated Schedule of Investments as of February 28, 2018.

Forward and Futures Contracts – The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund entered into forward currency contracts during the period ended February 28, 2018. The Fund had outstanding forward currency contracts outstanding as listed on the Consolidated Schedule of Investments as of February 28, 2018.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
Derivative Investment Holdings Categorized by Risk Exposure - The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of February 28, 2018:

Consolidated Statement of Assets and Liabilities Location

	Assets
	Purchased Options	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swap Contracts and Option Agreement *
Commodity Contracts	$72,000	$-	$-
Currency Contracts	1,161,489	1,979,491	-
Equity Contracts	2,121,484	-	2,013,492
Volatility Contracts	6,105,181	-	17,163,217
Total	$9,460,154	$1,979,491	$19,176,709

	Liabilities
	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swap Contracts *
Credit Contracts	$-	$-	$(1,187,398)
Currency Contracts	(529,852)	(945,966)	-
Equity Contracts	(2,763,596)	-	(447,387)
Volatility Contracts	(4,257,500)	-	(7,811,841)
Total	$(7,550,948)	$(945,966)	$(9,446,626)

* Includes cumulative appreciation/depreciation of swap contracts as shown in the Schedule of Investments.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
The following tables set forth the Fund’s realized and unrealized gain / (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended February 28, 2018:

Amount of Realized Gain / (Loss) on Derivatives

Risk Exposure Category	Purchased Options	Swap Contracts	Written Options	Currency Contracts	Total
Commodity Contracts	$(2,401)	$2,400,212	$-	$-	$2,397,811
Credit Contracts	-	308,914	-	-	308,914
Currency Contracts	(1,757,159)	-	(88,525)	(997,210)	(2,842,894)
Equity Contracts	25,480,539	3,083,569	(14,888,171)	-	13,675,937
Interest Contracts	-	-	116,000	-	116,000
Volatility Contracts	9,566,488	13,127,527	(4,632,438)	-	18,061,577
Total	$33,287,467	$18,920,222	$(19,493,134)	$(997,210)	$31,717,345

Change in Unrealized Gain / (Loss) on Derivatives

Risk Exposure Category	Purchased Options	Swap Contracts	Written Options	Currency Contracts	Total
Commodity Contracts	$(80,302)	$-	$-	$-	$(80,302)
Credit Contracts	-	(689,277)	-	-	(689,277)
Currency Contracts	1,083,165	-	(305,828)	1,915,917	2,693,254
Equity Contracts	(102,672)	522,393	(790,797)	-	(371,076)
Interest Rate	-	-	-	-	-
Volatility Contracts	2,088,023	(18,280,347)	(543,823)	-	(16,736,147)
Total	$2,988,214	$(18,447,231)	$(1,640,448)	$1,915,917	$(15,183,549)

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
The following table shows the average volume of derivative activity for the Fund during the period ended February 28, 2018:

Derivative Type	Unit of Measure	Average Volume
Credit default swaps	Notional Amount	$43,949,429
Total return swaps and other swaps	Notional Amount	$237,136,144
Purchased options	Contracts	28,043
Purchased option currency contracts	Principal Amount	$97,018,592
Written options	Contracts	(36,634)
Written option currency contracts	Principal Amount	$(135,608,108)
Forward currency contracts	Notional Amount	$76,573,029

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
As of February 28, 2018, the Fund held the following derivative instruments that were subject to offsetting on the Consolidated Statement of Assets and Liabilities:

Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received) (1)	Net Amount
Assets:

Forward Contracts
Morgan Stanley	1,979,491	-	1,979,491	(945,966)	-	1,033,525

Options
Bank of America Merrill Lynch	915,984	-	915,984	(915,984)	-	-
Citigroup	1,794,916	-	1,794,916	(1,040,000)	-	754,916
Morgan Stanley	2,216,754	-	2,216,754	(529,852)	-	1,686,902
UBS	4,532,500	-	4,532,500	(3,292,500)	-	1,240,000

Total Return Swaps
Bank of America Merrill Lynch	203,374	-	203,374	(84,066)	-	119,308
Societe Generale	1,837,315	-	1,837,315	(191,525)	-	1,645,790

Other Swaps
Bank of America Merrill Lynch	1,183,527	-	1,183,527	(223,946)	-	959,581
Citigroup	3,984,725	-	3,984,725	(2,290,903)	-	1,693,822
Morgan Stanley	5,272,859	-	5,272,859	(1,998,197)	-	3,274,662
Societe Generale	4,721,645	-	4,721,645	(3,214,729)	-	1,506,916
UBS	560,958	-	560,958	-	-	560,958

Option Agreements
Bank of America Merrill Lynch	1,286,281	-	1,286,281	-	-	1,286,281

	$30,490,329	$-	$30,490,329	$(14,727,668)	$-	$15,762,661

(1)	Any over-collateralization of total financial instruments or cash is not shown.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received) (1)	Net Amount
Liabilities:

Credit Default Swaps
Bank of America Merrill Lynch	$(1,102,594)	-	$(1,102,594)	$-	$1,102,594	$-
Morgan Stanley	(84,804)	-	(84,804)	-	84,804	-

Forward Contracts
Morgan Stanley	(945,966)	-	(945,966)	945,966	-	-

Written Options
Bank of America Merrill Lynch	(2,688,596)	-	(2,688,596)	915,984	1,772,612	-
Citigroup	(1,040,000)	-	(1,040,000)	1,040,000	-	-
Morgan Stanley	(529,852)	-	(529,852)	529,852	-	-
UBS	(3,292,500)	-	(3,292,500)	3,292,500	-	-

Total Return Swaps
Bank of America Merrill Lynch	(84,066)	-	(84,066)	84,066	-	-
Morgan Stanley	(255,862)	-	(255,862)	-	255,862	-
Societe Generale	(191,525)	-	(191,525)	191,525	-	-

Other Swaps
Bank of America Merrill Lynch	(223,946)	-	(223,946)	223,946	-	-
Citigroup	(2,290,903)	-	(2,290,903)	2,290,903	-	-
Morgan Stanley	(1,998,197)	-	(1,998,197)	1,998,197	-	-
Societe Generale	(3,214,729)	-	(3,214,729)	3,214,729	-	-

	$(17,943,540)	$-	$(17,943,540)	$14,727,668	$3,215,872	$-

(1)	Any over-collateralization of total financial instruments or cash is not shown.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)

(d) Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended February 28, 2018, the Fund did not have a liability for any unrecognized tax benefits. As of February 28, 2018, the tax years ended August 31, 2015, August 31, 2016 and August 31, 2017 are subject to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)

(g) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h) Security Transactions and Investment Income

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the specific identification method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(i) Restricted Cash & Deposits with Broker

At February 28, 2018, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On February 28, 2018, the Fund had pledged the following amounts as collateral for open currency contracts, swap contracts, and written options:

Counterparty	Amount Pledged
Bank of America Merrill Lynch	$ 27,302,440
Citigroup	16,517,891
Morgan Stanley	19,020,000
Societe Generale	9,200,000
UBS	5,029,574
$ 77,069,905

At February 28, 2018, the Fund had a payable balance of $7,946,951 to Citigroup for short sales and options transactions as reflected on the Consolidated Statement of Assets and Liabilities.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.70%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.95% and 2.20% of average daily net assets for Institutional Class shares and Investor Class shares, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement during the trailing three years, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year.

At February 28, 2018, the amounts waived by the Adviser by year are as follows:

Amounts Available for Recoupment	Expiration
$27,187	August 31, 2018
174,049	August 31, 2019
127,173	August 31, 2020
63,105	February 28, 2021
$391,514

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $5,756 for their services and reimbursement of travel expenses during the six months ended February 28, 2018. No compensation is paid to the Interested Trustee or officers of the Trust.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)

Note 4 – Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund’s Investor Class shares (the “Plan”) that allows the Fund to pay fees for the sale, distribution and servicing of its Investor Class shares. The Plan provides for a distribution and servicing fee of up to 0.25% of the Investor Class shares’ average daily net assets. The Fund paid $20,152 in distribution fees for the period ended February 28, 2018.

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

Note 5 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of February 28, 2018, Charles Schwab & Company, Inc. held approximately 91% and 41%, in aggregate for the benefit of others, of the outstanding Investor Class and Institutional Class shares of the Fund, respectively.

Note 6 – Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, options, and other short-term investments) for the Fund for the period ended February 28, 2018, were $22,539,453 and $26,052,500, respectively.

Note 7 – Tax Information and Distributions to Shareholders

The tax character of distributions paid during the years ended August 31, 2017, and the period ended February 28, 2018 were as follows:

	Period Ended February 28, 2018	Year Ended August 31, 2017
Distributions Paid From:
Ordinary Income	$-	$3,670,576
Short-Term Capital Gains	-	-
Long-Term Capital Gains	-	-
Total Distributions Paid	$-	$3,670,576

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
As of August 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:
	Investments	Securities Sold Short	Written Options	Forward Currency Contracts	Swap Contracts	Total
Tax Cost of Investments	$66,481,590	$(11,770,838)	$(7,063,444)	$(634,658)	$1,812,789	$48,825,439
Unrealized Appreciation	1,804,690	668,481	2,681,479	26,937	30,589,131	35,770,718
Unrealized Depreciation	(3,872,890)	(341,663)	(533,399)	(274,671)	(2,839,931)	(7,862,554)
Net Unrealized Appreciation (Depreciation)	(2,068,200)	326,818	2,148,080	(247,734)	27,749,200	27,908,164
Other Accumulated Gain/(Loss)	(21,694,912)	-	-	-	-	(21,694,912)
Total Accumulated Gain/(Loss)	(23,763,112)	326,818	2,148,080	(247,734)	27,749,200	6,213,252

U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to holdings in derivative investments and the investment in the Subsidiary. These classifications have no effect on net assets or net asset value per share. For the year ended August 31, 2017, the following table shows the reclassifications made:

Undistributed Net Investment Income / (Loss)	Accumulated Net Realized Gain / (Loss)	Paid in Capital
$ (3,963,626)	$ 3,963,626	$ -

At August 31, 2017, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. At August 31, 2017, none of the capital loss carryforwards are subject to expiration. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Short-Term	Long-Term	Total
$ 102,060	$ 11,385,019	$ 11,487,079

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 28, 2018 (Unaudited)
The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At August 31, 2017, the Fund deferred on a tax basis the following losses:

Net Investment Income	Short-Term	Long-Term
$ 10,207,833	$ -	$ -

Note 8 – Underlying Investment in Other Investment Companies

The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Portfolio - Class I (“Fidelity”). The performance of the Fund may be directly affected by the performance of Fidelity. Fidelity is registered under the 1940 Act as an open-ended management investment company. Fidelity invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Fidelity also invests more than 25% of its total assets in the financial services industries. The financial statements of Fidelity, including the portfolio of investments, can be found at the Security and Exchange Commission’s website and should be read in conjunction with the Fund’s financial statements. As of February 28, 2018, approximately 44.0% of the Fund’s net assets were invested in Fidelity.

Note 9 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to February 28, 2018 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

General Information

Infinity Q Diversified Alpha Fund
February 28, 2018 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-IQFUND1 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
The Fund files its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Form N-Qs are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

Investment Adviser
Infinity Q Capital Management, LLC
888 7th Avenue, Suite 3700
New York, NY 10106

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius, LLP
111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By        /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date          May 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date         May 9, 2018

By        /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date       May 9, 2018